Summary of Significant Accounting Policies - Additional information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Jun. 08, 2020	Oct. 01, 2018
Summary Of Significant Accounting Policies [Line Items]
Opening balance of equity	$ 1,269,513	$ 490,355	$ 490,023	$ 505,553	$ 456,373
Total amount of incentives			50,800	42,400
Advertising expenses			41,700	31,700
Research and development expenses	5,700	5,900	8,000	6,500
Accrued rebates	22,770	18,300	22,733	19,756
Contra trade receivable	$ 3,000	3,500	2,100	2,100
Loss on disposal of fixed assets			$ (1,500)	$ (800)
Federal statutory income tax rate			21.00%	21.00%	35.00%
Income tax benefit for remeasurement of deferred tax assets and liabilities				$ 22,500
Corporate Assets [Member]
Summary Of Significant Accounting Policies [Line Items]
Loss on disposal of fixed assets			$ (1,200)
Residential Segment [Member]
Summary Of Significant Accounting Policies [Line Items]
Loss on disposal of fixed assets			$ (300)
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Intangible assets, useful lives			3 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Intangible assets, useful lives			20 years
Federal statutory income tax rate				24.50%
Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Customers accounted			No customers accounted for 10% or more of gross trade receivables.	No customers accounted for 10% or more of gross trade receivables.
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage			17.00%	14.00%
Adoption of ASU [Member] | ASU 2014-09 [Member]
Summary Of Significant Accounting Policies [Line Items]
Opening balance of equity							$ 200
Common Class A [Member]
Summary Of Significant Accounting Policies [Line Items]
Common stock, shares outstanding	121,566,577		75,093,778	75,093,778		75,093,778
Opening balance of equity	$ 122	75	$ 75	$ 75
Common Class B [Member]
Summary Of Significant Accounting Policies [Line Items]
Common stock, shares outstanding	33,068,963		33,068,963	33,068,963		33,068,963
Opening balance of equity	$ 33	$ 33	$ 33	$ 33